TRADE AND OTHER RECEIVABLES - Changes in Provision for expected credit losses (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Provision of impairment
Beginning balance	Rp (11,016)
Ending balance	(11,339)	Rp (11,016)
Allowance for expected credit losses
Provision of impairment
Beginning balance	6,207	5,543
Allowance for expected credit losses	2,344	1,712
Receivables written off	(191)	(1,048)
Ending balance	Rp 8,360	Rp 6,207